ACQUISITION (Schedule Of Acquired Intangible Assets)(Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	13 years
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Intangible Assets	$ 1,680